Debt (Revolving Credit Facility) (Details) - Unsecured - Syndicate of Lenders and Citibank N.A. Revolving Credit Agreement $ in Millions	Mar. 30, 2021 USD ($)
Debt Instrument [Line Items]
Unsecured revolving credit agreement, maximum borrowing capacity	$ 4,350
Unsecured revolving credit agreement, maturity	4 years